PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member] - DT Cloud Star Acquisition Corp [Member]	Jul. 26, 2024 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of private placement units | shares	206,900
Share price per unit | $ / shares	$ 10.00
Units description	Each Private Placement Unit consists of one Private Placement Share and one right (“Private Placement Right”). Each Private Placement Right will entitle the holder to receive one-ninth (1/9) ordinary share upon consummation of the initial business combination.